MARCH 31, 2011

SEMIANNUAL REPORT
AND SHAREHOLDER LETTER

A series of Franklin Managed Trust

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Franklin
Rising Dividends Fund

FRANKLIN TEMPLETON
INVESTMENTS

Franklin · Templeton · Mutual Series

Semiannual Report

Franklin Rising Dividends Fund

Your Fund’s Goal and Main Investments: Franklin Rising Dividends Fund seeks long-

term capital appreciation. Preservation of capital, while not a goal, is also an important consideration.

The Fund invests at least 80% of its net assets in companies that have paid consistently rising dividends.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

This semiannual report for Franklin Rising Dividends Fund covers the period ended March 31, 2011.

Performance Overview

For the six months under review, Franklin Rising Dividends Fund – Class A delivered a cumulative total return of +11.77%. The Fund underperformed U.S. equities as measured by its benchmark, the Standard & Poor’s 500 Index (S&P 500), which rose 17.31% for the same period.1 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 7.

Economic and Market Overview

During the six-month period ended March 31, 2011, the U.S. economic recovery retained its momentum, supported by increased business activity, a strong rise in job creation, and consumer spending that recovered to pre-recession levels. The U.S. has been a key engine in an ongoing global manufacturing rebound, which accelerated in 2011’s first quarter and helped spur U.S. economic output.

Unemployment and underemployment eased as job creation began to gain some traction and the U.S. jobless rate declined to 8.8% in March.2 Consumer spending rose for the eighth consecutive month in March, but rising gasoline and food prices set off a sharp drop in consumer confidence. The banking

1. Source: © 2011 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. STANDARD & POOR’S®, S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. Standard & Poor’s does not sponsor, endorse, sell or promote any S&P index-based product. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

2. Source: Bureau of Labor Statistics.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 17.

Semiannual Report | 3

sector appeared to be closer to a full recovery although challenges dealing with massive debt still faced the U.S. at period-end.

Inflation at the consumer, producer and trade levels rose across much of the world, but in the U.S. it remained relatively contained. The Federal Open Market Committee (FOMC) kept monetary policy unchanged while continuing its second round of quantitative easing, scheduled to terminate in June.

Investor confidence shifted with each release of encouraging or discouraging economic, regulatory and geopolitical news, causing equity market volatility to increase globally. U.S. investors weathered international events that included revolutions and ongoing civil unrest across the Middle East and North Africa, sovereign debt worries and credit downgrades in Europe, and the multiple crises triggered by Japan’s earthquake and tsunami. Ultimately, stock indexes experienced solid gains during the six months under review as domestic and global equity markets rose amid generally improving economic signs and rising consumer spending.

Investment Strategy

We base our investment strategy on our belief that companies with consistently rising dividends should, over time, also realize stock price appreciation. We select portfolio securities based on several criteria. To be eligible for purchase, stocks generally will pass certain screens, requiring consistent and substantial dividend increases, strong balance sheets, and relatively low price/earnings ratios. We seek fundamentally sound companies that meet our standards and attempt to acquire them at what we believe are attractive prices, often when they are out of favor with other investors.

Manager’s Discussion

During the six months under review, three holdings that helped Fund performance were Roper Industries, International Business Machines (IBM) and Family Dollar Stores. Shares of Roper Industries, a producer of industrial analytical instrumentation products, performed well after the Fed began expanding its balance sheet by buying Treasury securities, beginning in November 2010, to

4 | Semiannual Report

spur economic growth. The company, which has 18 consecutive years of dividend increases, reported strong quarterly operating results during the period. Investors gained confidence in IBM’s ability to meet its long-term earnings-per-share target after the company reported strong growth in new service contracts. The company has 15 years of dividend increases. Discount retailer Family Dollar Stores announced a significant new share repurchase program early in the period. In addition, the company reported record quarterly earnings and increased its dividend for the 35th consecutive year during the period.

Most of the Fund’s holdings helped the Fund’s absolute performance during the period; however, there were some positions that hindered results. Detractors from performance included Abbott Laboratories, Hudson City Bancorp and Old Republic International. Shares of health care products manufacturer Abbott declined in value as investors became concerned that the company’s market-leading rheumatology drug, Humira, would face significant competition within several years. Hudson City disclosed declining net interest margin would cause it to restructure its balance sheet. In our view, prospective net interest margin will be much higher after the company reduces its high-cost borrowings and low-yielding securities. Old Republic shares have been pressured by continuing underwriting losses in its mortgage insurance business.

During the six months under review, we initiated six new positions: large integrated energy company Chevron (23 years of dividend increases), insurer Chubb (46 years), consumer products manufacturer and marketer Colgate-Palmolive (48 years), memorialization and related products manufacturer Matthews International (16 years), restaurant operator McDonald’s (34 years) and global athletic footwear and apparel maker Nike (9 years). We made significant additions to holdings of global snacks and beverages manufacturer PepsiCo, therapeutic and diagnostic products manufacturer Medtronic, health care products manufacturer Abbott Laboratories, and personal care products maker The Procter & Gamble Co. We liquidated our positions in Beckman Coulter, Nordson and Sally Beauty Holdings.

Our 10 largest positions on March 31, 2011, represented 44.2% of the Fund’s total net assets. It is interesting to note how these 10 companies would, in aggregate, respond to the Fund’s screening criteria based on a simple average of

Semiannual Report | 5

statistical measures. On average, these 10 companies have raised their dividends 32 years in a row and by 278% over the past 10 years. Their most recent year-over-year dividend increases averaged 13.6% with a dividend yield of 2.3% on March 31, 2011, and a dividend payout ratio of 32.3%, based on estimates of calendar year 2011 operating earnings. Their average price/earnings ratio was 15.0 times 2011 estimates versus 14.3 for that of the unmanaged S&P 500.

Thank you for your continued participation in Franklin Rising Dividends Fund. We look forward to serving your future investment needs.

Donald G. Taylor, CPA
Lead Portfolio Manager

William J. Lippman
Margaret McGee
Bruce C. Baughman, CPA

Portfolio Management Team
Franklin Rising Dividends Fund

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2011, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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Performance Summary as of 3/31/11

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

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Performance Summary (continued)

Performance

Cumulative total return excludes sales charges. Average annual total return and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class B: contingent deferred sales charge (CDSC) declining from 4% to 1% over six years, and eliminated thereafter; Class C: 1% CDSC in first year only;

Class R/Advisor Class: no sales charges.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

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Performance Summary (continued)

Endnotes

Value securities may not increase in price as anticipated or may decline further in value. While smaller and midsize companies may offer substantial opportunities for capital growth, they also involve heightened risks and should be considered speculative. Historically, smaller and midsize company securities have been more volatile in price than larger company securities, especially over the short term. The manager applies various techniques and analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class B: Class C:

These shares have higher annual fees and expenses than Class A shares.

Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

Class R:	Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

4. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

5. Effective 10/3/05, the Fund began offering Advisor class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 10/3/05, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 10/2/05, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 10/3/05 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +28.82% and +4.72%.

Semiannual Report | 9

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

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Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.95%; B: 1.70%; C: 1.70%; R: 1.20%; and Advisor: 0.70%), multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

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Franklin Managed Trust

Financial Highlights

12 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Managed Trust

Financial Highlights (continued)

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Franklin Managed Trust

Financial Highlights (continued)

14 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Managed Trust

Financial Highlights (continued)

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Franklin Managed Trust

Financial Highlights (continued)

16 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Managed Trust

Statement of Investments, March 31, 2011 (unaudited)

Franklin Rising Dividends Fund	Shares	Value
Common Stocks 94.8%		
Aerospace & Defense 5.1%		
General Dynamics Corp.	707,000	$ 54,127,920
United Technologies Corp.	1,990,730	168,515,295
		222,643,215
Banks 1.1%		
Hudson City Bancorp Inc.	3,705,800	35,872,144
Peoples Bancorp Inc.	156,646	1,882,885
[a] TrustCo Bank Corp. NY	496,478	2,944,115
U.S. Bancorp	212,603	5,619,097
		46,318,241
Commercial & Professional Services 1.4%		
ABM Industries Inc.	1,145,249	29,077,872
Cintas Corp.	991,600	30,015,732
Superior Uniform Group Inc.	219,200	2,544,912
		61,638,516
Consumer Durables & Apparel 2.3%		
[b] Kid Brands Inc.	594,253	4,367,760
Leggett & Platt Inc.	1,097,590	26,890,955
NIKE Inc., B	931,000	70,476,700
		101,735,415
Consumer Services 3.4%		
Hillenbrand Inc.	1,366,700	29,384,050
Matthews International Corp., A	104,477	4,027,588
McDonald's Corp.	1,509,000	114,819,810
		148,231,448
Diversified Financials 0.4%		
State Street Corp.	424,000	19,054,560
Electrical Equipment 6.1%		
Brady Corp., A	2,534,825	90,467,904
Roper Industries Inc.	2,031,009	175,601,038
		266,068,942
Energy 1.1%		
Chevron Corp.	456,000	48,988,080
Food & Staples Retailing 4.6%		
Wal-Mart Stores Inc.	3,866,400	201,246,120
Food, Beverage & Tobacco 8.7%		
Archer-Daniels-Midland Co.	2,976,000	107,165,760
McCormick & Co. Inc.	2,146,400	102,662,312
PepsiCo Inc.	2,663,000	171,523,830
		381,351,902

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Franklin Managed Trust

Statement of Investments, March 31, 2011 (unaudited) *(continued)*

Franklin Rising Dividends Fund		Shares	Value
Common Stocks (continued)			
Semiconductors & Semiconductor Equipment 0.0%†			
Cohu Inc.		68,100	$ 1,046,016
Software & Services 5.0%			
International Business Machines Corp.		1,332,200	217,241,854
Total Common Stocks (Cost $3,332,386,108)			4,153,444,433
Short Term Investments 4.7%			
Money Market Funds (Cost $205,584,456) 4.7%			
[b,c] Institutional Fiduciary Trust Money Market Portfolio		205,584,456	205,584,456
[d] **Investments from Cash Collateral Received for Loaned Securities 0.0%†**			
Money Market Funds (Cost $46,869) 0.0%†			
[b] Bank of New York Institutional Cash Reserve Fund, Series B		46,869	37,495
		Principal Amount	
[e] **Repurchase Agreements 0.0%†**			
Barclays Capital Inc., 0.12%, 4/01/11 (Maturity Value $121,100) Collateralized by U.S. Treasury Notes, 2.50% - 3.00%, 7/15/12 - 7/15/16 (valued at $123,522)		$ 121,100	121,100
BNP Paribas Securities Corp., 0.10%, 4/01/11 (Maturity Value $121,100) Collateralized by U.S. Treasury Notes, 0.75% - 3.63%, 5/15/12 - 2/15/20 (valued at $123,522)		121,100	121,100
Credit Suisse Securities (USA) LLC, 0.12%, 4/01/11 (Maturity Value $121,100) Collateralized by U.S. Treasury Notes, 1.25% - 3.38%, 4/15/11 - 7/15/17 (valued at $28,661) and U.S. Treasury Bonds, 2.00% - 3.63%, 1/15/26 - 1/15/29 (valued at $94,861)		121,100	121,100
Deutsche Bank Securities Inc., 0.10%, 4/01/11 (Maturity Value $78,000) Collateralized by U.S. Treasury Notes, 2.25%, 3/31/16 (valued at $79,560)		78,000	78,000
Total Repurchase Agreements (Cost $441,300)			441,300
Total Investments from Cash Collateral Received for Loaned Securities (Cost $488,169)			478,795
Total Investments (Cost $3,538,458,733) 99.5%			4,359,507,684
Other Assets, less Liabilities 0.5%			23,241,714
Net Assets 100.0%			$ 4,382,749,398

† Rounds to less than 0.1% of net assets.
[a] A portion or all of the security is on loan at March 31, 2011. See Note 1(c).
[b] Non-income producing.
[c] See Note 7 regarding investments in the Institutional Fiduciary Trust Money Market Portfolio.
[d] See Note 1(c) regarding securities on loan.
[e] See Note 1(b) regarding repurchase agreements.

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20 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 21

Franklin Managed Trust

Financial Statements (continued)

Statement of Operations
for the six months ended March 31, 2011 (unaudited)

22 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Managed Trust

Financial Statements (continued)

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 23

Franklin Managed Trust

Notes to Financial Statements (unaudited)

Franklin Rising Dividends Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Managed Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of one fund, the Franklin Rising Dividends Fund (Fund). The Fund offers five classes of shares: Class A, Class B, Class C, Class R, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in securities and other financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Fund’s Board of Trustees, the Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value. Repurchase agreements are valued at cost, which approximates market value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

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Franklin Managed Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Rising Dividends Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
b.	Repurchase Agreements

The Fund may enter into repurchase agreements, which are accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Fund’s custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Fund, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. All repurchase agreements held by the Fund at period end had been entered into on March 31, 2011.

c. Securities Lending

The Fund participates in a principal based security lending program. The Fund receives cash collateral against the loaned securities in an amount equal to at least 102% of the market value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the market value of loaned securities, as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The collateral is invested in repurchase agreements and in a non-registered money fund managed by the Fund’s custodian on the Fund’s behalf. The Fund receives income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. The Fund bears the market risk with respect to the collateral investment, securities loaned, and the risk that the principal may default on its obligations to the Fund.

d. Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required. The Fund files U.S. income tax returns as well as tax returns in certain other jurisdictions. The Fund records a provision for taxes in its financial statements including penalties and interest, if any, for a tax position taken on a tax return (or expected to be taken) when it fails to meet the more likely than not (a greater than 50% probability) threshold and based on the technical merits, the tax position may not be sustained upon examination by the tax authorities. As of March 31, 2011, and for all open tax years, the Fund has determined that no provision for income tax is required in the Fund’s financial statements. Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation. The Fund is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax effects will significantly change in the next twelve months.

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Franklin Managed Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Rising Dividends Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
e.	Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Distributions received by the Fund from certain securities may be a return of capital (ROC). Such distributions reduce the cost basis of the securities, and any distributions in excess of the cost basis are recognized as capital gains.

f. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

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Franklin Managed Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Rising Dividends Fund

2. SHARES OF BENEFICIAL INTEREST

At March 31, 2011, there were an unlimited number of shares authorized (without par value).

Transactions in the Fund’s shares were as follows:

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Franklin Managed Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Rising Dividends Fund

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

a. Management Fees

The Fund pays an investment management fee to Advisory Services based on the average daily net assets of the Fund as follows:

Effective April 1, 2011, the Fund will pay fees based on the average daily net assets of the Fund as follows:

b. Administrative Fees

Under an agreement with Advisory Services, FT Services provides administrative services to the Fund. The fee is paid by Advisory Services based on average daily net assets, and is not an additional expense of the Fund.

The Fund also pays accounting fees to Advisory Services as noted in the Statement of Operations.

c. Distribution Fees

The Trust’s Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

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Franklin Managed Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Rising Dividends Fund

3.	TRANSACTIONS WITH AFFILIATES (continued)
c.	Distribution Fees (continued)

In addition, under the Fund’s Class B, C, and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

d. Sales Charges/Underwriting Agreements

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

e. Transfer Agent Fees

For the period ended March 31, 2011, the Fund paid transfer agent fees of $2,552,247, of which $1,403,722 was retained by Investor Services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended March 31, 2011, there were no credits earned.

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At September 30, 2010, the Fund had tax basis capital losses of $115,864,649 expiring in 2017.

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Franklin Managed Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Rising Dividends Fund

5. INCOME TAXES (continued)

At March 31, 2011, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatment of wash sales.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended March 31, 2011, aggregated $1,300,027,831 and $89,485,337, respectively.

7. INVESTMENTS IN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Franklin Advisers, Inc. (an affiliate of the investment manager). Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively “Borrowers”), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $750 million (Global Credit Facility) which matures on January 20, 2012. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.08% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statement of Operations. During the period ended March 31, 2011, the Fund did not use the Global Credit Facility.

30 | Semiannual Report

Franklin Managed Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Rising Dividends Fund

9. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical securities
  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

The following is a summary of the inputs used as of March 31, 2011, in valuing the Fund’s assets carried at fair value:

10. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.

Semiannual Report | 31

Franklin Managed Trust

Shareholder Information

Franklin Rising Dividends Fund

Board Review of Investment Management Agreement

At a meeting held March 1, 2011, the Board of Trustees (Board), including a majority of non-interested or independent Trustees, approved renewal of the investment management agreement for Franklin Rising Dividends Fund (Fund). In reaching this decision, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for the Fund, as well as periodic reports on expenses, shareholder services, legal, compliance, risk control, pricing, brokerage commissions and execution and other services provided by the Investment Manager (Manager) and its affiliates. Information furnished specifically in connection with the renewal process included a report for the Fund prepared by Lipper, Inc. (Lipper), an independent organization, as well as additional material, including a Fund profitability analysis prepared by management. The Lipper report compared the Fund’s investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Additional material accompanying such profitability analysis included information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager and its affiliates to U.S. mutual funds and other accounts, including management’s explanation of differences where relevant. Such material also included a memorandum prepared by management describing project initiatives and capital investments relating to the services provided to the Fund by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale and a comparative analysis concerning transfer agent fees charged the Fund.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. In approving continuance of the investment management agreement for the Fund, the Board, including a majority of independent Trustees, determined that the existing management fee structure was fair and reasonable and that continuance of the investment management agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board was satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Fund and its shareholders. In addition to investment performance and expenses discussed later, the Board’s opinion was based, in part, upon periodic reports furnished it showing that the investment policies and restrictions for the Fund were consistently complied with as well as other reports periodically furnished the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics adopted throughout the Franklin Templeton fund

32 | Semiannual Report

Franklin Managed Trust

Shareholder Information (continued)

Franklin Rising Dividends Fund

Board Review of Investment Management Agreement (continued)

complex, the adherence to fair value pricing procedures established by the Board, and the accuracy of net asset value calculations. The Board also noted the extent of benefits provided Fund shareholders from being part of the Franklin Templeton family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. Favorable consideration was given to management’s continuous efforts and expenditures in establishing back-up systems and recovery procedures to function in the event of a natural disaster, it being noted by the Board that such systems and procedures had functioned smoothly during the Florida hurricanes and blackouts experienced in previous years. Among other factors taken into account by the Board were the Manager’s best execution trading policies, including a favorable report on the efficiency of its trading operations by an independent portfolio trading analytical firm. Consideration was also given to the experience of the Fund’s portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management’s determination of a portfolio manager’s bonus compensation was the relative investment performance of the funds he or she managed and that a portion of such bonus was required to be invested in a predesignated list of funds within such person’s fund management area so as to be aligned with the interests of shareholders. In this respect, the Board after making inquiries of management, received assurances that bonus composition was not unduly influenced by one-year or short-term performance but was based primarily on longer periods consistent with the interests of long-term shareholders. The Board also took into account the quality of transfer agent and shareholder services provided Fund shareholders by an affiliate of the Manager and the continuous enhancements to the Franklin Templeton website. Particular attention was given to management’s conservative approach and diligent risk management procedures, it being noted that the Fund did not currently invest in derivatives or other complex instruments. The Board also took into account, among other things, management’s efforts in establishing a global credit facility for the benefit of the Fund and other accounts managed by Franklin Templeton Investments to provide a source of cash for temporary and emergency purposes or to meet unusual redemption requests as well as the strong financial position of the Manager’s parent company and its commitment to the mutual fund business as evidenced by its subsidization of money market funds.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with the Fund’s portfolio manager at Board meetings throughout the year, particular attention in assessing performance was given to the Lipper report furnished for the agreement renewal. The Lipper report prepared for the Fund showed the investment performance of its Class A shares during 2010 and the previous 10-year period ended December 31, 2010, in comparison to a performance universe consisting of the Fund and all retail and institutional multi-cap value funds as selected by Lipper. The Lipper report showed the Fund’s

Semiannual Report | 33

Franklin Managed Trust

Shareholder Information (continued)

Franklin Rising Dividends Fund

Board Review of Investment Management Agreement (continued)

total return during 2010 to be in the second-highest quintile of its performance universe, and on an annualized basis to be in the highest or best performing quintile of such universe for each of the previous three- and 10-year periods, and the second-highest quintile of such universe for the previous five-year period. The Board was satisfied with the Fund’s comparative investment performance as set forth in the Lipper report.

COMPARATIVE EXPENSES. Consideration was given to a comparative analysis of the management fees and total expense ratio of the Fund compared with those of a group of other funds selected by Lipper as its appropriate Lipper expense group. Lipper expense data is based upon information taken from each fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Lipper to be an appropriate measure of comparative expenses. In reviewing comparative costs, Lipper provides information on the Fund’s contractual investment management investment fee in comparison with the contractual investment management fee that would have been charged by other funds within its Lipper expense group assuming they were similar in size to the Fund, as well as the actual total expenses of the Fund in comparison with those of its Lipper expense group. The Lipper contractual investment management fee analysis includes administrative charges as being part of a management fee, and total expenses, for comparative consistency, are shown by Lipper for Fund Class A shares. The results of such expense comparisons showed that the Fund’s contractual investment management fee rate was below the median of its Lipper expense group, and the Fund’s actual total expense ratio was in the least expensive quintile of its Lipper expense group. The Board was satisfied with the management fee rate and total expense ratio of the Fund in comparison to its Lipper expense group as shown in the Lipper report. The Board did, however, believe it appropriate to negotiate a breakpoint reduction to the Fund’s investment management fee as discussed under “Economies of Scale.”

MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton’s U.S. fund business, as well as its profits in providing management and other services to each of the individual funds during the 12-month period ended September 30, 2010, being the most recent fiscal year-end for Franklin Resources, Inc., the Manager’s parent. In reviewing the analysis, attention was given to the methodology followed in allocating costs to the Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this respect, the Board noted that, while being continuously refined and reflecting changes in the Manager’s own cost accounting, the cost allocation methodology was consistent with that followed in profitability report

34 | Semiannual Report

Franklin Managed Trust

Shareholder Information (continued)

Franklin Rising Dividends Fund

Board Review of Investment Management Agreement (continued)

presentations for the Fund made in prior years and that an independent registered public accounting firm had been engaged by the Manager to review the reasonableness of the allocation methodologies solely for use by the Fund’s Board in reference to the profitability analysis. In reviewing and discussing such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also took into account management’s expenditures in improving shareholder services provided the Fund, as well as the need to meet additional regulatory and compliance requirements resulting from the Sarbanes-Oxley Act and recent SEC and other regulatory requirements. In addition, the Board considered a third-party study comparing the profitability of the Manager’s parent on an overall basis to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services and potential benefits resulting from allocation of fund brokerage and the use of commission dollars to pay for research. Based upon its consideration of all these factors, the Board determined that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, quality and extent of services provided.

ECONOMIES OF SCALE. The Board also considered whether economies of scale are realized by the Manager as the Fund grows larger and the extent to which this is reflected in the level of management fees charged. While recognizing that any precise determination is inherently subjective, the Board noted that based upon the Fund profitability analysis, it appears that as some funds get larger, at some point economies of scale do result in the Manager realizing a larger profit margin on management services provided such a fund. The Board also noted that economies of scale are shared with a fund and its shareholders through management fee breakpoints so that as a fund grows in size, its effective management fee rate declines. The fee structure under the Fund’s investment management agreement provides an initial fee of 0.75% on the first $500 million of Fund net assets; 0.625% on the next $500 million of Fund net assets, and 0.5% on Fund net assets in excess of $1 billion. At February 28, 2011, the Fund’s net assets were approximately $4.2 billion. While noting the Fund’s favorable contractual management fee and total expense ratio comparisons within its Lipper expense group, the Board felt it appropriate to add an additional breakpoint and negotiated with management a fee reduction to 0.49% on Fund assets in excess of $5 billion to become effective April 1, 2011.

Semiannual Report | 35

Franklin Managed Trust

Shareholder Information (continued)

Franklin Rising Dividends Fund

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

36 | Semiannual Report

VALUE | BLEND | GROWTH | SECTOR | GLOBAL | INTERNATIONAL | HYBRID | ASSET ALLOCATION | FIXED INCOME | TAX-FREE INCOME

FRANKLIN TEMPLETON INVESTMENTS

< GAIN FROM OUR PERSPECTIVE® >

Semiannual Report and Shareholder Letter

FRANKLIN RISING DIVIDENDS FUND

Investment Manager
Franklin Advisory Services, LLC

Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN®/342-5236
franklintempleton.com

Shareholder Services
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

© 2011 Franklin Templeton Investments. All rights reserved.

158 S 05/11

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Frank T. Crohn and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services. N/A

Item 5. Audit Committee of Listed Registrants. N/A

Item 6. Schedule of Investments. N/A

     Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

     Item 8. Portfolio Managers of Closed-End Management Investment Companies. N/A

     Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment

2

Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Matthew T. Hinkle, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Matthew T. Hinkle, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN MANAGED TRUST

3

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.